Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of accounts receivables, contract assets, and contract liabilities

Below are the accounts receivables, contract assets, and contract liabilities (in thousands):

	December 31,	December 31,
	2022	2021
Accounts receivable, net	$2,633	$2,918
Contract assets	233	1,219
Contract liabilities	2,595	175

Schedule of cash, cash equivalents and restricted cash

	As of December 31,
	2022	2021
Cash and cash equivalents	$7,113	$2,864
Restricted cash	320	320
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$7,433	$3,184

Schedule of Useful Lives of Property, Plant and Equipment	Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives of the assets (in years):

Useful Lives
Computer equipment	3
Software	5
Furniture and fixtures	3
Leasehold improvements	Shorter of useful life or remaining lease term
Manufacturing equipment	10